Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Disclosure of ordinary shares and convertible preferred shares and development of outstanding shares
The ordinary shares and convertible preferred shares are classified as equity.

	Year ended December 31
number of shares	2023	2022
Ordinary shares issued (€0.15 par value per share)	138,912,142	138,346,968
Convertible preferred shares registered	—	20,514
TOTAL SHARES ISSUED	138,912,142	138,367,482
Less Treasury shares	(124,322)	(124,322)
OUTSTANDING SHARES	138,787,820	138,243,160
The following table shows the development of the number of outstanding shares:

	Year ended December 31
number of shares	2023	2022
OUTSTANDING AS AT JANUARY 1	138,243,160	105,114,763
Share-based compensation exercises	544,660	2,578,636
Capital Increase	—	30,549,761
OUTSTANDING AT YEAR END	138,787,820	138,243,160

Schedule of other reserves

in € thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2023	52,820	(5,041)	(645)	17,636	(9,517)	55,252
Currency translation differences	—	3,300	—	—	—	3,300
Defined benefit plan actuarial losses	—	(130)	—	—	—	(130)
Share-based compensation expense	—	—	—	6,666	—	6,666
Purchase/sale of treasury shares	—	—	—	—	—	—
BALANCE AS AT DECEMBER 31, 2023	52,820	(1,871)	(645)	24,301	(9,517)	65,088

in € thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2022	52,820	(5,146)	(645)	15,000	(9,517)	52,512
Currency translation differences	—	(73)	—	—	—	(73)
Defined benefit plan actuarial gains	—	178	—	—	—	178
Share-based compensation expense	—	—	—	2,636	—	2,636
Purchase/sale of treasury shares	—	—	—	—	—	—
BALANCE AS AT DECEMBER 31, 2022	52,820	(5,041)	(645)	17,636	(9,517)	55,252